RELATED PARTY TRANSACTIONS (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Salaries and consulting fees	$ 240,105	$ 1,199,069	$ 880,195	$ 1,118,694
Royalty fees paid to GM		263,000
Stock options and RSU expense	32,894	373,683	161,422	33,125
Total	$ 272,999	$ 1,835,752	$ 1,041,617	$ 1,151,819